T. ROWE PRICE Health Sciences Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.3%
BIOTECHNOLOGY 29.2%
Major Biotechnology 8.5%
Alkermes (1) 78,048 1,458
Amgen  889,170 221,234
Biogen (1) 688,549 192,622
BioNTech, ADR (1) 1,468,694 160,367
Exact Sciences (1) 1,403,676 184,976
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 1,863
Exact Sciences Expense Fund, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,795 4
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 932
Neurocrine Biosciences (1) 843,376 82,018
Novavax (1) 257,323 46,655
Seagen (1) 1,045,406 145,165
VelosBio, EC, Acquisition Date: 12/31/20, Cost $1,172 (1)(2)(3) 1,171,788 1,113
Vertex Pharmaceuticals (1) 1,997,778 429,303
1,467,710
Other Biotechnology 20.7%
ACADIA Pharmaceuticals (1) 1,308,291 33,754
Acceleron Pharma (1) 1,441,220 195,444
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,041 (1)(2)(3) 159,731,910 19,919
Adaptive Biotechnologies (1) 1,036,054 41,712
Adverum Biotechnologies (1) 367,524 3,624
Agios Pharmaceuticals (1) 502,804 25,965
Akero Therapeutics (1) 260,533 7,558
Alector (1) 799,361 16,099
Allogene Therapeutics (1) 869,282 30,686
Alnylam Pharmaceuticals (1) 989,606 139,722
Apellis Pharmaceuticals (1) 1,158,716 49,720
Ardelyx (1) 1,082,058 7,163
Arvinas (1) 654,315 43,250
Ascendis Pharma, ADR (1) 690,674 89,014
Atea Pharmaceuticals (1) 207,250 12,798
Atea Pharmaceuticals, Acquisition Date: 5/19/20-10/14/20,
Cost $10,708 (1)(3) 1,209,613 70,959
Axsome Therapeutics (1) 314,487 17,806
BeiGene, ADR (1) 322,483 112,250
BioMarin Pharmaceutical (1) 421,274 31,810
Bluebird Bio (1) 331,350 9,990
Blueprint Medicines (1) 617,366 60,026

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
C4 Therapeutics (1) 946,327 35,005
Cerevel Therapeutics Holdings (1) 1,263,980 17,354
Cerevel Therapeutics Holdings, Warrants, 7/29/20, 11.50% (1) 190,090 802
Constellation Pharmaceuticals (1) 422,871 9,891
CRISPR Therapeutics (1) 255,463 31,128
CureVac (1) 421,953 38,592
Deciphera Pharmaceuticals (1) 280,771 12,590
Denali Therapeutics (1) 1,722,642 98,363
Design Therapeutics, Series B, Acquisition Date: 1/25/21,
Cost $6,246 (1)(3) 585,053 16,619
Dicerna Pharmaceuticals (1) 576,134 14,732
Enanta Pharmaceuticals (1) 204,536 10,088
Epizyme (1) 552,160 4,809
Evotec (EUR) (1) 958,002 34,517
Exelixis (1) 5,424,618 122,542
Fate Therapeutics (1) 975,595 80,438
FibroGen (1) 541,480 18,795
Flame Biosciences, Acquisition Date: 9/28/20, Cost $5,500 (1)(2)
(3) 839,721 5,500
G1 Therapeutics (1) 189,227 4,553
Generation Bio (1) 1,408,451 40,085
Genmab (DKK) (1) 219,029 72,037
Global Blood Therapeutics (1) 415,643 16,937
Homology Medicines (1) 306,443 2,884
IGM Biosciences (1) 319,454 24,499
Immunocore Holdings, ADR (1) 309,556 13,178
Incyte (1) 2,680,777 217,867
Insmed (1) 2,109,514 71,850
Intellia Therapeutics (1) 542,686 43,553
Ionis Pharmaceuticals (1) 1,511,155 67,942
Iovance Biotherapeutics (1) 1,563,364 49,496
Karuna Therapeutics (1) 399,501 48,032
Kodiak Sciences (1) 1,094,137 124,064
Kronos Bio (1) 371,376 10,870
Kronos Bio, Acquisition Date: 8/20/20, Cost $5,188 (1)(3) 321,236 8,932
Longboard Pharmaceuticals (1)(4) 208,847 3,408
Longboard Pharmaceuticals, Series A, Acquisition Date: 10/27/20,
Cost $4,156 (1)(3)(4) 573,587 8,893
Lonza Group (CHF)  78,877 44,116
Milestone Pharmaceuticals (1) 207,875 1,204
Mirati Therapeutics (1) 452,095 77,444
Moderna (1) 1,282,379 167,928
MorphoSys (EUR) (1) 198,110 17,257
Novocure (1) 369,885 48,891
Prelude Therapeutics (1) 334,122 14,478
Progenic Pharmaceuticals, CVR  842,223 —

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
Prothena (1) 764,301 19,199
PTC Therapeutics (1) 420,767 19,923
Radius Health (1) 652,920 13,620
RAPT Therapeutics (1) 613,734 13,625
Reata Pharmaceuticals, Class A (1) 180,993 18,045
Regeneron Pharmaceuticals (1) 464,960 219,991
REGENXBIO (1) 224,815 7,668
Repligen (1) 76,835 14,937
Rocket Pharmaceuticals (1) 1,084,035 48,099
Sage Therapeutics (1) 747,706 55,966
Sarepta Therapeutics (1) 316,109 23,560
Scholar Rock Holding (1) 793,486 40,198
Stoke Therapeutics (1) 367,175 14,261
Translate Bio (1) 727,156 11,991
Turning Point Therapeutics (1) 455,950 43,128
Ultragenyx Pharmaceutical (1) 1,416,706 161,306
uniQure (1) 546,015 18,395
Xencor (1) 964,035 41,511
Zai Lab, ADR (1) 343,612 45,848
Zymeworks (1) 361,527 11,417
3,614,120
Total Biotechnology 5,081,830
LIFE SCIENCES 12.8%
Life Sciences 12.8%
Abcam (GBP) (1) 1,494,941 28,676
Agilent Technologies  2,206,503 280,535
Bio-Techne  120,660 46,084
Bruker  1,782,739 114,594
Danaher  2,384,492 536,701
DiaSorin (EUR)  142,052 22,792
Mettler-Toledo International (1) 45,784 52,912
Olink Holding, ADR (1) 942,337 33,924
Ortho Clinical Diagnostics Holdings (1) 3,154,940 60,875
Pacific Biosciences of California (1) 2,745,043 91,437
Quanterix (1) 904,598 52,892
Quidel (1) 567,002 72,537
Schrodinger (1) 210,541 16,062
Seer (1)(4) 275,687 13,790
Seer, Class A, Acquisition Date: 11/15/19-12/8/20,
Cost $22,350 (1)(3)(4) 2,567,550 122,007
Thermo Fisher Scientific  1,381,747 630,602
Twist Bioscience (1) 405,122 50,178
Total Life Sciences 2,226,598

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
MISCELLANEOUS 1.0%
Miscellaneous 1.0%
CM Life Sciences II SPAC/SomaLogic PIPE (1)(5) 756,585 8,568
CM Life Sciences SPAC/Mount Sinai Genomics PIPE (1)(5) 666,431 8,931
Gemini Therapeutics, Acquisition Date: 2/8/21, Cost $6,365 (1)(3)
(4) 636,471 8,193
Health Sciences Acquisitions Corp 2 (1) 691,234 7,763
Helix Acquisition, Class A (1)(4) 639,149 6,542
HighCape Capital Acquisition SPAC/Quantum-SI PIPE (1)(5) 1,866,008 20,019
Revolution Healthcare Acquisition (1) 1,747,378 17,561
Royalty Pharma, Acquisition Date: 5/21/15, Cost $13,552 (1)(3) 1,066,300 46,512
Royalty Pharma, Class A  641,137 27,966
Total Miscellaneous 152,055
PHARMACEUTICALS 10.2%
European Major - Pharmaceuticals 0.4%
Merck KGaA (EUR)  446,266 76,336
Zenec a, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3) 375,635 231
76,567
Major Pharmaceuticals 9.7%
AbbVie  2,829,707 306,231
Astellas Pharma (JPY)  2,533,200 39,022
AstraZeneca, ADR  5,163,671 256,738
Daiichi Sankyo (JPY)  875,700 25,549
Eisai (JPY)  416,300 27,981
Eli Lilly  2,851,828 532,779
Merck  4,427,386 341,307
Roche Holding (CHF)  494,098 160,060
1,689,667
Specialty Pharmaceuticals 0.1%
Cara Therapeutics (1) 529,999 11,506
11,506
Total Pharmaceuticals 1,777,740
PRODUCTS & DEVICES 18.1%
Implants 9.2%
Abbott Laboratories  1,043,078 125,002
AtriCure (1) 433,865 28,427
Becton Dickinson & Company  1,000,081 243,170
Intuitive Surgical (1) 748,499 553,096
iRhythm Technologies (1) 400,556 55,621
Stryker  1,709,323 416,357
Teleflex  322,370 133,932

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 15,550
Zimmer Biomet Holdings  331,415 53,053
1,624,208
Other Products & Devices 8.9%
10X Genomics, Class A (1) 427,547 77,386
Alcon (CHF) (1) 572,808 40,197
Argenx, ADR (1) 818,649 225,448
Avantor (1) 3,638,638 105,266
Burning Rock Biotech, ADR (1) 579,854 15,610
Catalent (1) 750,468 79,032
Cooper  214,853 82,523
DexCom (1) 298,860 107,407
Hologic (1) 2,701,983 200,973
ICU Medical (1) 139,333 28,624
Insulet (1) 318,909 83,210
JAND, Class A, Acquisition Date: 4/23/15-3/9/18, Cost $6,893 (1)
(2)(3) 586,477 14,387
Lantheus Holdings (1) 819,422 17,511
Nevro (1) 404,774 56,466
Outset Medical (1) 1,762,382 95,856
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)(2)
(3) 8,397,988 14,108
Penumbra (1) 578,351 156,490
Shockwave Medical (1) 1,157,566 150,784
Tandem Diabetes Care (1) 237,912 20,996
1,572,274
Total Products & Devices 3,196,482
SERVICES 20.4%
Distribution 0.1%
Option Care Health (1) 1,230,948 21,837
21,837
Information 0.8%
Veeva Systems, Class A (1) 519,308 135,664
135,664
Other Services 3.0%
Elanco Animal Health (1) 945,377 27,841
Envista Holdings (1) 2,559,696 104,436
Guardant Health (1) 679,272 103,691
Pennant Group (1) 563,710 25,818
Phreesia (1) 781,016 40,691
PPD (1) 662,406 25,065
PRA Health Sciences (1) 137,989 21,158

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
West Pharmaceutical Services  548,574 154,577
Wuxi Biologics Cayman (HKD) (1) 2,908,500 36,678
539,955
Payors 14.7%
Alignment Healthcare (1) 479,674 10,519
Alignment Healthcare, Acquisition Date: 2/28/20, Cost $17,880 (1)
(3) 2,215,416 46,155
Anthem  867,062 311,232
Centene (1) 4,418,138 282,363
Cigna  1,507,829 364,503
Humana  765,443 320,912
Molina Healthcare (1) 618,145 144,498
UnitedHealth Group  2,899,057 1,078,652
2,558,834
Providers 1.8%
Amedisys (1) 193,407 51,212
HCA Healthcare  1,213,979 228,641
Surgery Partners (1) 803,966 35,584
315,437
Total Services 3,571,727
Total Miscellaneous Common Stocks  4.6% (6) 827,773
Total Common Stocks (Cost $8,381,965) 16,834,205
CONVERTIBLE PREFERRED STOCKS 3.2%
BIOTECHNOLOGY 0.8%
Other Biotechnology 0.8%
Affinivax, Series C, Acquisition Date: 1/6/21, Cost $13,396 (1)(2)
(3) 424,076 13,396
Centessa Pharmaceuticals Limited, Acquisition Date: 1/29/21,
Cost $7,143 (1)(2)(3) 1,298,672 7,143
Day One Bio, Series B, Acquisition Date: 2/2/21, Cost $3,646 (1)
(2)(3) 116,272 3,646
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21,
Cost $4,465 (1)(2)(3) 2,152,801 4,465
FOG Pharma, Series C, Acquisition Date: 1/11/21, Cost $1,753 (1)
(2)(3) 120,951 1,753
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19-9/9/19,
Cost $21,415 (1)(2)(3) 144,465 21,697
Gyroscope Therapeutics, Series C-1, Acquisition Date: 3/30/21,
Cost $8,178 (1)(2)(3) 3,555,744 8,178

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
Imago Biosciences, Series C, Acquisition Date: 11/12/20,
Cost $5,370 (1)(2)(3) 4,446,121 5,370
Immuneering, Series B, Acquisition Date: 12/21/20,
Cost $4,293 (1)(2)(3) 417,699 4,293
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,506 (1)(2)(3) 883,580 16,162
Lianbio, Series A, Acquisition Date: 10/28/20, Cost $11,481 (1)(2)
(3) 202,628 11,481
Monte Rosa Therapeutics, Series C, Acquisition Date: 3/11/21,
Cost $7,109 (1)(2)(3) 2,398,556 7,109
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Tenaya Therapeutics, Series C, Acquisition Date: 12/17/20,
Cost $5,355 (1)(2)(3) 2,584,486 5,355
Theseus Pharmaceuticals, Series B, Acquisition Date: 2/9/21,
Cost $4,456 (1)(2)(3) 514,797 4,456
Vividion Therapeutics, Series C, Acquisition Date: 2/18/21,
Cost $7,127 (1)(2)(3) 3,393,911 7,127
Total Biotechnology 132,086
CONSUMER NONDURABLES 0.2%
Healthcare Services 0.2%
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 11,180
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 16,518
Total Consumer Nondurables 27,698
LIFE SCIENCES 0.4%
Life Sciences 0.4%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 12,829
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 16,458
Rapid Micro Bio, Series D-1, Acquisition Date: 3/9/21,
Cost $6,665 (1)(2)(3) 1,851,445 6,665
Somalogic, Series A, Acquisition Date: 11/20/20-12/21/20,
Cost $15,668 (1)(3) 2,310,848 32,452
Total Life Sciences 68,404
PRODUCTS & DEVICES 0.4%
Capital Equipment 0.0%
Reflexion Medical, Acquisition Date: 4/3/20, Cost $2,142 (1)(2)(3) 1,123,437 2,142
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,781
6,923

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(4) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(4) 12,320,393 12,516
21,505
Other Products & Devices 0.3%
JAND, Series D, Acquisition Date: 4/23/15, Cost $14,087 (1)(2)(3) 1,226,526 30,087
JAND, Series E, Acquisition Date: 3/9/18, Cost $721 (1)(2)(3) 45,895 1,126
JAND, Series F, Acquisition Date: 4/3/20, Cost $11,394 (1)(2)(3) 584,523 14,339
45,552
Total Products & Devices 73,980
SERVICES 1.4%
Information 0.4%
Doximity, Series C, Acquisition Date: 4/10/14, Cost $4,993 (1)(2)
(3) 1,035,633 72,919
72,919
Other Services 0.9%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 10,374
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 10,307
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 6,139
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(4) 593,540 1,356
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(4) 513,797 1,174
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(4) 3,734,140 8,533
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876 (1)
(2)(3) 946,886 53,000
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 36,166
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 9,948
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284 (1)
(2)(3) 111,715 6,462
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 6,720
150,179

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
Payors 0.1%
Bright Health, Series E, Acquisition Date: 9/16/20,
Cost $21,284 (1)(2)(3) 1,042,425 21,284
21,284
Providers 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,540 (1)(2)(3) 3,130,941 7,540
7,540
Total Services 251,922
Total Convertible Preferred Stocks (Cost $350,245) 554,090
PREFERRED STOCKS 0.6%
LIFE SCIENCES 0.6%
Life Sciences 0.6%
Sartorius (EUR) (7) 198,789 99,108
Total Life Sciences 99,108
Total Preferred Stocks (Cost $28,590) 99,108
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.04% (4)(8) 29,032,260 29,032
Total Short-Term Investments (Cost $29,032) 29,032
Total Investments in Securities 100.3%
(Cost $8,789,832) $ 17,516,435
Other Assets Less Liabilities (0.3)% (44,252)
Net Assets 100.0% $ 17,472,183
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $955,967 and represents 5.5% of net assets.
(4) Affiliated Companies

T. ROWE PRICE Health Sciences Fund

.
.
.
.
.
.
.
.
.
.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $32,890 and was valued at $37,518 (0.2% of net assets).
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(8) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gemini Therapeutics  $ — $ 1,829 $ —
Helix Acquisition, Class A  — (380) —
Kardium, Series D-5  — 415 —
Kardium, Series D-6  — — —
Longboard Pharmaceuticals  — 67 —
Longboard Pharmaceuticals, Series A  — 4,736 —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — — —
Seer  53 (1,758) —
Seer, Class A  — (14,928) —
T. Rowe Price Government Reserve Fund, 0.04% — — 3
Totals $ 53# $ (10,019) $ 3+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Gemini Therapeutics  $ — $ 6,364 $ — $ 8,193
Helix Acquisition, Class A  * — — 6,542
Kardium, Series D-5  * — — 8,989
Kardium, Series D-6  — 12,516 — 12,516
Longboard Pharmaceuticals  — 3,341 — 3,408
Longboard Pharmaceuticals,
Series A  4,157 — — 8,893
PrognomIQ, Series A-4  1,356 — — 1,356
PrognomIQ, Series A-5  1,174 — — 1,174
PrognomIQ, Series B  8,533 — — 8,533
Seer  15,584 — 36 13,790
Seer, Class A  136,935 — — 122,007
T. Rowe Price Government
Reserve Fund, 0.04% 6,500  ¤  ¤ 29,032
Total $ 224,433^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $109,028.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Health Sciences Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Health Sciences Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $44,953,000 for the period ended March 31,
2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,758,806 $ 1,001,792 $ 73,607 $ 16,834,205
Convertible Preferred Stocks — 32,452 521,638 554,090
Preferred Stocks — 99,108 — 99,108
Short-Term Investments 29,032 — — 29,032
Total $ 15,787,838 $ 1,133,352 $ 595,245 $ 17,516,435
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of Level
3
Ending
Balance
3/31/21
Investment in
Securities
Common Stocks $ 87,007 $ 4,718 $ — $ — $ (18,118) $ 73,607
Convertible
Preferred Stocks 424,227 33,982 95,502 (12,249) (19,824) 521,638
Total $ 511,234 $ 38,700 $ 95,502 $ (12,249) $ (37,942) $ 595,245

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 73,607 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for Lack of
Collectability
5% 5% Decrease
Discount
for Lack of
Certainty
5% 5% Decrease
Discount for
Regulatory
Approval
Uncertainty
50% 50% Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
3.4x
– 4.8x
4.1x Increase
Sales Growth
Rate
19% 19% Increase
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.1x
11.3x Increase
Gross Profit
Growth Rate
21% 21% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Estimated
Liquidation
Value
—# —# —# —#
Convertible
Preferred
Stocks
$ 521,638 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Health Sciences Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F114-054Q1 03/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
Cummulative
Preferred
Dividend
Rights
0% - 2% 2% Decrease
Premium for
Cummulative
Preferred
Dividend
Rights
0% - 1% 1% Increase
Market
Comparable
Enterprise
Value to Sales
Multiple
18.6x
– 24.7x
21.7x Increase
Sales Growth
Rate
30% 30% Increase
Enterprise
Value to Gross
Profit Multiple
31.9x
– 44.1x
38.0x Increase
Gross Profit
Growth Rate
30% 30% Increase
Enterprise
Value to
EBITDA
Multiple
77.4x 77.4x Increase
Discount
for Lack of
Marketability
10% 10% Decrease